General and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2022
General and Administrative Expenses [Abstract]
Schedule of general and administrative expenses
	For the year ended December 31,
	2022	2021	2020
	U.S. dollars in thousands
Professional services	$1,085	$372	$49
Share-based compensation	3,513	1,849	257
Salaries and social benefits (*)	837	74	52
Insurance	1,174	68	14
Traveling abroad	165	50	8
Others	362	92	13
	$7,136	$2,505	$393

(*)	During 2022 and 2021 the Company paid to pension funds and to insurance companies an amount of $85 thousand and $14 thousand which are included in Company’s salary expenses under research and development and general and administrative expenses, respectively.